Income taxes - Deferred tax variation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of deferred tax variation
Opening balance	$ (5,642)	$ (4,827)	$ (5,622)
Deferred tax on income	2,132	(403)	455
Deferred tax on shareholders' equity	137	255	27
Changes in scope of consolidation and others	76	(695)	151
Currency translation adjustment	(13)	28	162
Closing balance	$ (3,310)	$ (5,642)	$ (4,827)